Plant and Equipment - Schedule of Cash Payments to Purchase Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Cash Payments to Purchase Plant and Equipment [Abstract]
Purchase of plant and equipment	$ 2,552,657	RM 10,408,457	RM 1,126,633
Financed by hire purchase arrangements	(81,913)	(334,000)	(300,300)
Cash payments on purchase of plant and equipment	$ 2,470,744	RM 10,074,457	RM 826,333